Leases - Summary of lease liabilities recognized in statement of comprehensive income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation of rights of use	$ 347,881	$ 5,886,840	$ 5,963,778	$ 6,407,871
Interests from lease liabilities		3,948,398	4,445,315
Expenses related to short-term leases		$ 609,927	$ 106,695